Exhibit 99.1 - Schedule 6

BOAC HOWL SPLITERO DEPOSITOR 25-1 LLC ABS-15G

Investment ID	Anonymous ID	Investor Investment ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment